Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs

For the six months ended June 30,
2025 2024
Interest expense, debt $ 17,745 $ 19,074
Finance liabilities interest expense 2,969 3,217
Amortization of debt and finance liabilities issuance costs 1,073 1,253
Loan and other expenses 103 106
Interest expense and finance costs $ 21,890 $ 23,650